Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	$ 214	$ 240
Interest cost	283	257
Expected return on plan assets, net of expenses	(507)	(430)
Prior service cost amortization	2	2
Amortization of actuarial losses	61	125
Net periodic benefit costs	53	194
Pension costs capitalized	53	47
Pension Benefits [Member] | Defined Benefit Plan, Labor [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	87	73
Pension Benefits [Member] | Charged to results of operations [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	34	26
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	63	65
Interest cost	57	51
Prior service cost amortization	11	7
Amortization of actuarial losses	(8)	(2)
Net periodic benefit costs	123	121
Pension costs charged to regulatory assets	15	14
Pension costs capitalized	38	44
Post-Retirement and Post-Employment Benefits [Member] | Defined Benefit Plan, Labor [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	123	121
Post-Retirement and Post-Employment Benefits [Member] | Charged to results of operations [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	70	63
Post-Retirement and Post-Employment Benefits [Member] | Charged to results of operations [Member] | 2020-2022 Transmission Decision [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	$ 14	$ 14